Note 10 - Retirement Plans	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Retirement Benefits [Text Block]

10. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering most employees who meet certain age-entry requirements and work a stated minimum number of hours per year. The Plan was amended to freeze accruals to new hires and rehires effective January 1, 2020. The Plan was adequately funded as of March 31, 2024 and 2023, respectively, and no contributions were required to meet legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two-year period ended March 31, 2024 and a statement of the funded status as of March 31, 2024 and 2023 (in thousands):

	Fiscal Year:
	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	$235,038	$275,001
Service cost (excluding expenses)	5,505	7,429
Interest cost	11,388	9,254
Actuarial gain	(4,674)	(47,403)
Benefit payments	(10,750)	(9,243)
Benefit obligation at end of year	$236,507	$235,038

Change in plan assets
Fair value of plan assets at beginning of year	$294,342	$327,867
Actual return on plan assets	6,428	(23,169)
Benefit payments and expenses	(11,821)	(10,356)
Fair value of plan assets at end of year	$288,949	$294,342

Funded status	$52,442	$59,304

The Plan’s funded status decreased by $6.9 million during fiscal year 2024 reflecting the actual fair value of plan assets and the projected benefit obligation as of March 31, 2024. This funded status decrease was primarily driven by a $5.4 million reduction in the fair value of plan assets, as described in more detail below, and $1.5 million increase to the projected benefit obligation. The Plan's accumulated benefit obligation was $219.3 million as of March 31, 2024 and $217.4 million as of March 31, 2023.

During fiscal year 2024, the actuarial gain in the pension plan’s projected benefit obligation was driven by an increase in discount rates, partially offset by the annual update in plan census data resulting in losses and the reflection of an assumed salary increase rate for fiscal year 2025 in excess of the long-term rate. During fiscal year 2023, the actuarial gain in the pension plan’s projected benefit obligation was driven by an increase in discount rates and the annual update in plan census data resulting in gains, partially offset by an assumed salary increase rate for fiscal year 2024 in excess of the long-term rate. Plan assets decreased from $294.3 million as of March 31, 2023 to $288.9 million as of March 31, 2024 primarily due to normal payments of benefits which outpaced the return on plan assets.

The following table provides the components of the Plan’s accumulated other comprehensive loss, pre-tax (in thousands):

	Fiscal Year:
	2024	2023	2022
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss
Prior service cost	$(9)	$(75)	$(167)
Net loss	(34,883)	(28,310)	(36,136)
Accumulated other comprehensive pre-tax loss	$(34,892)	$(28,385)	$(36,303)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2024, 2023, and 2022 (in thousands):

	Fiscal Year:
	2024	2023	2022
Service cost including administrative expenses	$6,405	$8,240	$9,508
Interest cost	11,388	9,254	7,721
Expected return on plan assets	(17,725)	(16,104)	(17,114)
Amortization of net loss	220	-	-
Amortization of prior service cost	66	91	91
Net periodic benefit cost	$354	$1,481	$206

The Company utilizes a full yield curve approach in the estimation of net periodic benefit cost components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The following table provides the components of other changes in plan assets and benefit obligation for fiscal years 2024, 2023, and 2022 (in thousands):

	Fiscal Year:
	2024	2023	2022
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income
Net actuarial loss (gain)	$6,792	$(7,827)	$9,871
Amortization of:
Prior service (cost) credit	(65)	(91)	(91)
Actuarial (loss) gain	(220)	-	-
Total recognized in other comprehensive income	$6,507	$(7,918)	$9,780

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	Fiscal Year:
	2024	2023	2022
Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	5.31%	5.04%	3.81%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	5.04%	3.81%	3.43%
Discount rate - interest cost	4.90%	3.52%	2.68%
Discount rate - service cost	5.16%	3.93%	3.75%
Expected return on plan assets	6.15%	5.00%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%

Plan Assets

Investment Policy and Strategy - The Company maintains an investment policy that utilizes a liability-driven investments approach to reduce the ongoing volatility of the Plan’s funded status. During fiscal year 2023, the Company updated its current target allocation to be 20% allocated to a diversified mix of return-seeking investments including equities and alternative investments and 80% allocated to liability-hedging fixed income investments. No changes were made to the target allocation during fiscal year 2024.

The Company's plan assets consist of the following:

	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2025	March 31, 2024	March 31, 2023
Equity securities	16%	15%	13%
Debt securities	80%	80%	75%
Real estate	2%	2%	8%
Cash	1%	1%	1%
Other	1%	2%	3%
Total	100%	100%	100%

The following tables set forth the Company’s plan assets at fair value, by level within the fair value hierarchy (as defined in Note 1), as of March 31, 2024 and 2023, (in thousands):

	As of March 31, 2024
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$26,371	$-	$26,371	$-	$26,371
Held in common/collective trusts:
Equity securities	-	-	-	17,730	17,730
Real estate	-	-	-	4,509	4,509
Debt securities	-	-	-	231,904	231,904
Cash/short-term investments (2)	-	-	-	3,388	3,388
Other investments	-	-	-	5,047	5,047
Fair value of plan assets	$26,371	$-	$26,371	$262,578	$288,949

	As of March 31, 2023
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$25,045	$-	$25,045	$-	$25,045
Held in common/collective trusts:
Equity securities	-	-	-	12,639	12,639
Real estate	-	-	-	24,766	24,766
Debt securities	-	-	-	219,767	219,767
Cash/short-term investments (2)	-	-	-	2,799	2,799
Other investments	-	-	-	9,326	9,326
Fair value of plan assets	$25,045	$-	$25,045	$269,297	$294,342

(1)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our benefit obligations and funded status table.

(2)

The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.

Expected Return on Plan Assets

For fiscal year 2024, the expected long-term rate of return on Plan assets was 6.15%. For fiscal year 2025, the Company will increase the expected long-term rate of return on Plan assets to 6.55%. The Company expected 6.15% and 6.55% to fall within the 35 to 65 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan's target asset allocation for fiscal years 2024 and 2025, respectively.

Cash Flows

Expected contributions for fiscal year ending March 31, 2025 (in thousands):

Expected Employer Contributions	$-
Expected Employee Contributions	$-

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2025			$11,422
2026			12,231
2027			13,041
2028			13,807
2029			14,465
2030	-	2034	79,850

401(k) Plan

The Company also has an employees’ savings 401(k) plan covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may make contributions up to the legal limit. The Company’s matching contributions are discretionary. The Company made matching contributions of $2.5 million, $1.5 million, and $1.1 million in fiscal years 2024, 2023, and 2022, respectively. In each of the aforementioned fiscal years, the matching contribution was entirely treasury stock. This stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.

Unfunded Deferred Compensation Plan

The Company sponsors an unfunded nonqualified deferred compensation plan to permit certain eligible employees to defer receipt of a portion of their compensation to a future date. This plan was designed to compensate the plan participants that are ineligible to receive company contributions under the 401(k) plan. As of March 31, 2024 and 2023, the Company has accrued $2.5 million and $1.7 million, respectively, in connection with the unfunded deferred compensation plan.